SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Of Classes Of Share Capital [Abstract]
Schedule of common share transactions

	Number of shares	Share capital
		Thousand US$
The Company
Ordinary shares of US$0.0001 each
Authorized:
On August 19, 2013 and December 31, 2013	500,000,000	—
Issued:
On August 19, 2013 and December 31, 2013	339,196,670	—
Issued at IPO	50,830,000	5
On December 31, 2014 and 2015	390,026,670	5
Issued:
On July 15, 2016	29,519,844	3
On December 31, 2016, 2017 and 2018	419,546,514	8
Adjustment on ratio change	(20)	—
On December 31, 2019	419,546,494	8